Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Central Index Key	dei_EntityCentralIndexKey	0001331854
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013